Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	$ 169	$ 0
Change in fair value of cash flow hedge, tax expense	599	13,344
Change in pension and other post-employment benefit, tax expense	$ 512	$ 1,043